Note M - Related Party Transactions	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
Note
M
- Related Party Transactions

Certain directors, executive officers and companies with which they are affiliated were loan customers during
201
7.
A summary of activity on these borrower relationships with aggregate debt greater than
$120
is as follows:

Total loans at January 1, 201 7	$5,945
New loans	25
Repayments	(221)
Other changes	2,678
Total loans at December 31, 201 7	$8,427

Other changes include adjustments for loans applicable to
one
reporting period that are excludable from the other reporting period, such as changes in persons classified as directors, executive officers and companies
’ affiliates.

Deposits from principal officers, directors, and their affiliates at year-end
2017
and
2016
were
$44,877
and
$38,867.
In addition, the Company had
one
promissory note outstanding with a director at year-end
2017
and
2016
totaling
$360
.
The note has a
three
-year term beginning
December 8, 2016
and carried an interest rate of
1.75%.